Other Operating Expenses	12 Months Ended
Dec. 31, 2012
Other Operating Expenses

21. Other Operating Expenses

The following table is a summary of other operating expenses.

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Postage and supplies	$3,195	$3,091	$1,981
Telephone and data lines	3,374	3,049	2,110
Advertising and public relations	4,089	3,571	2,076
Professional and outside services	4,401	4,822	3,024
Software expense	3,265	3,082	2,657
Travel and meals	2,705	3,488	1,726
FDIC and state assessments	703	719	678
FDIC Insurance	1,505	2,155	3,238
ATM expense	871	1,022	881
Loan collection and repossession expense	6,135	7,873	4,001
Writedowns of foreclosed assets not covered by FDIC loss share agreements	1,713	9,525	8,960
Amortization of intangible assets	2,037	1,677	431
Other	5,648	7,490	4,877

Total other operating expenses	$39,641	$51,564	$36,640